Statutory Reserve	12 Months Ended
Jun. 30, 2021
Statutory Reserve [Abstarct]
STATUTORY RESERVE
14.	STATUTORY RESERVE

WFOE, Pop Culture, Shanghai Pudu, Pop Network, Zhongjing Pop, Shenzhen Pop, and Pop Sikai are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital, which was $2,663,330 and $2,663,330 as of June 30, 2020 and 2021, respectively. This statutory reserve is not distributable in the form of cash dividends.

For the years ended June 30, 2020 and 2021, the Company provided statutory reserve as follows:

Balance - June 30, 2019	$503,640
Appropriation to statutory reserve	275,454
Balance - June 30, 2020	779,094
Appropriation to statutory reserve	462,479
Balance - June 30, 2021	$1,241,573